Acquisition of Evelyn Partners (Tables)	6 Months Ended
Jun. 30, 2026
Evelyn Partners
Disclosure of detailed information about business combination [line items]
Summary of acquisition of Evelyn Partners

£m
Cash consideration	2,187
Share based payment awards attributable to pre-combination services	20
Total consideration transferred	2,207

£m
Cash	172
Right of use assets	43
Property, plant and equipment	29
Identifiable intangible assets	1,260
Other assets	157
Borrowings	(674)
Deferred tax liabilities	(299)
Lease liabilities	(57)
Other liabilities	(147)
Net identifiable assets acquired	484
Goodwill recognised	1,723

£m
Cash consideration paid	2,187
Less: cash and cash equivalents acquired	172
Net cash outflow on acquisition	2,015

£m
Total income	9,139
Profit after tax	3,162